                                                     March 5, 2002


VIA EDGAR TRANSMISSION
----------------------


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:   Office of Filings, Information & Consumer Services

       RE: ABN AMRO Funds, formerly known as Alleghany Funds (the "Trust") File Nos. 33-68666 and 811-08004
             --------------------------------


Ladies and Gentlemen:


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class N Shares - Asian Tigers and Latin America Funds, Institutional Funds - Class I Shares, Institutional Money Market Funds - Class I Shares, Money Market Funds - Class S Shares, Institutional Money Market Funds- Class Y Shares, Institutional Money Market Funds - Class YS Shares and Montag & Caldwell Institutional Funds - Class I Shares Prospectuses and the Statement of Additional Information, each dated March 1, 2002, do not differ from that contained in Post-Effective Amendment No. 39 (the "Amendment") to the Trust's Registration Statement on Form N-1A which was filed electronically on February 28, 2002 (Accession No. 0000950137-02-000972).

         Any comments on this filing should be directed to Gail A. Hanson at
(617) 535-0525 or the undersigned at (617) 535-0538.

                                                     Sincerely,

                                                     /s/ David M. Whitaker

                                                     David M. Whitaker




cc:      Gerald Dillenburg
         Gail Hanson, Esq.
         Mark Winget, Esq.